Commitments and Contingencies (Allowance For Doubtful Debts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 410	$ 591	$ 591
Provision	87
Reversal of provision	(116)
Write-off of provision	(252)	(181)
Balance at end of period	$ 129	$ 410	$ 591